34. Financial Results	12 Months Ended
Dec. 31, 2017
Financial Results
Financial Results
	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Financial income
Arrears charges on bills	191,554	221,673	168,796
Interest and monetary variation of CRC transfer (Note 8.1)	141,923	194,153	217,722
Return on financial investments held for trading	95,221	182,750	139,056
Remuneration of net sectorial assets and liabilities (Note 9.2)	20,493	27,734	121,401
Monetary variation over the Itaipu power purchase	17,777	39,283	25,198
Monetary variation and adjust to present value of accounts
payable related to the concession	10,813	1,116	2,122
Return on financial investments held for sale	19,302	13,497	16,160
Other financial income	202,227	223,730	79,172
	699,310	903,936	769,627
( - ) Financial expenses
Monetary and cambial variation and debt charges	993,970	1,072,875	751,524
Monetary variation and adjust to present value of accounts
payable related to the concession	65,418	90,480	101,072
Interest and monetary variation of CRC transfer (Note 8.1)	51,211	5,235	-
PIS/Pasep/Cofins taxes on interest on capital	45,196	40,607	42,627
Interest on R&D and EEP (Note 27.2)	34,345	41,781	34,060
Remuneration of net sectorial assets and liabilities (Note 9.2)	29,622	13,947	-
Monetary variation over the Itaipu power purchase	12,264	20,597	96,162
Provision for impairment of financial assets	5,372	4,300	99,031
Other financial expenses	210,352	208,770	72,853
	1,447,750	1,498,592	1,197,329
Net	(748,440)	(594,656)	(427,702)